Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 190,850	£ 195,568
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	188,004	189,587
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	114	67
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,772	4,759
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	960	1,155
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 304	£ 408